Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets, non-current
Unpaid accrued expenses	$ 52,474	$ 57,221
Allowance for doubtful accounts	41,434	5,859
Expense cut-off		10,972
Others	424,343	106,951
Deferred tax assets	518,251	181,003
Less: valuation allowance
Deferred tax assets, non-current	$ 518,251	$ 181,003